CONVERTIBLE NOTES - 2024 Notes (Details) - Convertible Note Purchase Agreement With affiliates of 58.com, Warburg Pincus, TPG and certain other investors $ / shares in Units, $ in Thousands	Jun. 10, 2019 USD ($) $ / shares
Debt Instrument [Line Items]
Total principal amount	$ 230,000
Interest (as a percent)	3.75%
ADS
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	323.6246
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 3.09